Segments (Details) - Schedule of other information of the group - USD ($) $ in Thousands	Jun. 30, 2022		Dec. 31, 2021
Segments (Details) - Schedule of other information of the group [Line Items]
Total segments’ assets	$ 94,314		$ 59,730
Total segments’ liabilities	(41,125)		(8,297)
Corporate [Member]
Segments (Details) - Schedule of other information of the group [Line Items]
Total segments’ assets	29,515		33,695
Total segments’ liabilities	(1,313)		(1,571)
E-commerce [Member]
Segments (Details) - Schedule of other information of the group [Line Items]
Total segments’ assets	7,593		7,412
Total segments’ liabilities	(6,912)		(6,159)
Online [Member]
Segments (Details) - Schedule of other information of the group [Line Items]
Total segments’ assets	42,082		9,357	[1]
Total segments’ liabilities	(31,718)		(4,282)
Online Event Management [Member]
Segments (Details) - Schedule of other information of the group [Line Items]
Total segments’ assets	4,997
Total segments’ liabilities	(4,690)
Others [Member]
Segments (Details) - Schedule of other information of the group [Line Items]
Total segments’ assets	10,600	[2]	11,692	[3]
Total segments’ liabilities	(335)		(399)
Adjustments and eliminations [Member]
Segments (Details) - Schedule of other information of the group [Line Items]
Total segments’ assets	(473)		(2,926)
Total segments’ liabilities	$ 3,843		$ 4,114

[1]	Includes an investment accounted for using the equity method of USD 4,867 thousand in relation to Gix Internet. For additional information in relation to assets and liabilities of Gix Internet refer to note 4F.
[2]	Includes an investment accounted for using the equity method of USD 9,662 thousand in relation to ScoutCam. For additional information in relation to assets and liabilities of ScoutCam refer to note 4C.
[3]	Includes an investment accounted for using the equity method of USD 10,735 thousand in relation to ScoutCam. For additional information in relation to assets and liabilities of ScoutCam refer to note 4C.